           As filed with the Securities and Exchange Commission on July 31, 2000
                                                     Securities Act No. 33-44964
                                        Investment Company Act File No. 811-6526

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               -------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]
                         Pre-Effective Amendment No.                       [ ]
                                                    --

                        Post-Effective Amendment No. 75                    [X]

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                              Amendment No. 77                             [X]


                               THE COVENTRY GROUP
          -------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
           ----------------------------------------------------------
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (614) 470-8000
                                -----------------
                           Patrick W.D. Turley, Esq.
                             Dechert Price & Rhoads
                               1775 Eye Street, NW
                             Washington, D.C. 20006
               --------------------------------------------------
                     (Name and Address of Agent for Service)
                                 With Copies to:

                                 Walter B. Grimm
                               BISYS Fund Services
                                3435 Stelzer Road
                              Columbus, Ohio 43219

It is proposed that this filing will become effective on July 31, 2000 pursuant to paragraph (b) of Rule 485.

                        WILLAMETTE SMALL CAP GROWTH FUND

                        (A SERIES OF THE COVENTRY GROUP)

                        Supplement dated July 31, 2000 to
                        Prospectus dated January 29, 2000

1. On page 3, the section entitled "Fund Performance" is amended to read as follows:

         For the period January 1, 2000 through June 30, 2000, the aggregate (non-annualized) total return with load of the Fund was 2.75% versus 3.04% for the Russell 2000 Index. For the period April 5, 1999 to December 31, 1999, the cumulative total return for the Fund was 106.34% (without load) versus 27.97% for the Russell 2000 Index. PAST PERFORMANCE DOES NOT INDICATE FUTURE RESULTS.

2. On page 16, under the section entitled "The Investment Adviser and Sub-Adviser", amend the second half of paragraph 1 and all of paragraph 2 to read as follows:

         For the period ended March 31, 2000, the Fund paid fees to the Adviser at an annual rate of 1.20% of the Fund's average daily net assets. The Adviser pays fees of the Sub-Adviser out of its fee from the Fund, at no additional cost to the Fund.

         The Bank of New York, One Wall Street, New York, New York 102286, provides portfolio management services to the Fund, as Sub-Adviser. The Sub-Adviser, founded by Alexander Hamilton in 1784, is one of the largest U.S. commercial banks, with assets over $74.8 billion as of December 31, 1999. As of that date, the Sub-Adviser also provided administrative or advisory services for about $60 billion in assets.

3. The following information replaces the statement and table in the section entitled "Financial Highlights":

         The Financial Highlights table is intended to help you understand the Fund's financial performance since its inception on April 5, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have realized on an investment in the Fund (assuming reinvestment of all dividends and distributions, if any). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, which is available upon request.

                                                              PERIOD ENDED
                                                               MARCH 31,
                                                                2000 (a)
NET ASSET VALUE, BEGINNING OF PERIOD                            $  10.00
                                                                ---------

INVESTMENT ACTIVITIES
  Net investment loss                                             (0.25)
  Net realized and unrealized gain from investments                10.38
                                                                ---------
    Total from investment activities                               10.13
DISTRIBUTIONS
  Net realized gains                                              (0.19)
                                                                ---------
NET ASSET VALUE, END OF PERIOD                                  $  19.94
                                                                =========
Total return (excludes sales charge) (b)                         101.67%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets, end of period (000)                               $ 38,634

  Ratio of net expenses to average net assets (c)                  2.82%
  Ratio of net investment loss to average net assets (c)         (2.26)%
  Ratio of gross expenses to average net assets*  (c)              2.93%
  Portfolio turnover                                              55.15%

----------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) For the period from April 5, 1999 (commencement of operations) to March 31, 2000.
(b)      Not annualized.
(c)      Annualized.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ST WIL 12000

                           WILLAMETTE TECHNOLOGY FUND

                        (A SERIES OF THE COVENTRY GROUP)

                        Supplement dated July 31, 2000 to
                         Prospectus dated March 1, 2000

1. On page 16, under the section entitled "The Investment Adviser and Sub-Adviser" the first paragraph is amended to include:

         For the period ended March 31, 2000, the fund paid fees to the Adviser totaling 1.00% of the Fund's average daily net assets. The Adviser paid fees to the Sub-Adviser out of its fees from the Fund, at no additional cost to the Fund.

2. On page 17, the following information replaces the statement in the section entitled "Financial Highlights":

         The Financial Highlights table is intended to help you understand the Fund's financial performance since its inception on March 1, 2000. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have realized on an investment in the Fund (assuming reinvestment of all dividends and distributions, if any). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included annual report of the Fund, which is available upon request.


                                                        PERIOD ENDED
                                                          MARCH 31,
                                                           2000 (a)
NET ASSET VALUE, BEGINNING OF PERIOD                     $ 10.00
                                                         -------

INVESTMENT ACTIVITIES
  Net investment loss                                      (0.01)
  Net realized and unrealized loss on investments          (1.04)
    Total from investment activities                       (1.05)
                                                         -------

NET ASSET VALUE, END OF PERIOD                           $  8.95
                                                         =======
Total return (excludes sales charge)                      (10.50)% (b)

RATIOS/SUPPLEMENTARY DATA:


  Net Assets, end of period (000)                        $ 32,719
  Ratio of net expenses to average net assets                2.77% (c)
  Ratio of net investment loss to average net assets       (1.51)% (c)
  Ratio of gross expenses to average net assets*             2.97% (c)
  Portfolio turnover                                        11.14%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) For the period from March 2, 2000 (commencement of operations) to March 31, 2000.
(b)      Not annualized.
(c)      Annualized.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ST WIL 3/1/2000